EQUITY (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Classes of share capital [Roll Forward]
Opening balance	608,374,525	551,847,819
There is no movement of authorized shares during the period 2017
Increase capital approved at Extraordinary Shareholders meeting dated August 18, 2016		61,316,424
Full capital decrease due to maturity of the subscription and payment period of the compensation plan 2011, December 21, 2016		(4,789,718)
Closing balance	608,374,525	608,374,525